Condensed Financial Information of the Parent Company - Consolidated Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Information of the Parent Company
Ordinary shares authorized	500,000,000	500,000,000
Class A ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares par or stated value per share	$ 0.0001
Ordinary shares authorized	300,000,000	300,000,000
Ordinary shares issued	55,379,583	55,379,583
Ordinary shares outstanding	55,379,583	48,639,660
Class B ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	6,296,630	6,296,630
Ordinary shares issued	6,296,630	6,296,630
Ordinary shares outstanding	6,296,630	6,296,630
Undesignated ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	193,703,370	193,703,370
Ordinary shares issued	0	0
Ordinary shares outstanding	0	0
Parent company | Reportable Legal Entities
Condensed Financial Information of the Parent Company
Ordinary shares par or stated value per share	$ 0.0001	$ 0.0001
Parent company | Reportable Legal Entities | Class A ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	300,000,000	300,000,000
Ordinary shares issued	55,379,583	55,379,583
Ordinary shares outstanding	55,379,583	48,639,660
Parent company | Reportable Legal Entities | Class B ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	6,296,630	6,296,630
Ordinary shares issued	6,296,630	6,296,630
Ordinary shares outstanding	6,296,630	6,296,630
Parent company | Reportable Legal Entities | Undesignated ordinary shares
Condensed Financial Information of the Parent Company
Ordinary shares authorized	193,703,370	193,703,370
Ordinary shares issued	0	0
Ordinary shares outstanding	0	0